                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000


Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Undiscovered Managers, LLC
Address:          700 North Pearl Street
                  Dallas, TX  75201


Form 13F File Number:   028-
                            --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Mark P. Hurley
Title:            President
Phone:            214-999-7205


Signature, Place, and Date of Signing:


/s/ Mark P. Hurley                  Dallas, TX            August  14, 2000
------------------------            ----------            ----------------
             [Signature]           [City, State]               [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
----                                                 ---------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                                  4

Form 13F Information Table Entry Total:                            93


Form 13F Information Table Value Total:                       $43,287
                                                            (thousands)


List of Other Included Managers:

No.      Name                                      13F File Number
---      ----                                      ---------------
1        Bay Isle Financial Corporation            028-05490
2        E.R. Taylor Investments, Inc.             028-02877
3        Unibank                                   -
4        Waite & Associates                        028-00942

FORM 13F
June 30, 2000

                                                                                                               Voting Authority
                                                                                                              --------------------
                                 Title of                  Value      Shares/   Sh/ Put/   Invstmt  Other
Name of Issuer                    class        CUSIP      (x$1000)    Prn Amt   Prn Call   Dscretn  Managers  Sole   Shared   None
--------------                   --------      -----      --------    -------   --- ----   -------  --------  ----   ------   ----
BP Amoco PLC                        ADR      055622104        40         700    SH          OTHER       2               700
Telesp Celular                    ADR PFD    87952L108       180       4,000    SH          OTHER       3             4,000
Xeikon NV                           ADR      984003103        60       3,900    SH          OTHER       3             3,900
Advanced Micro Devices Inc.         COM      007903107        15         200    SH          OTHER       2               200
Alcoa Inc.                          COM      013817101       116       4,000    SH          OTHER       4             4,000
Alexandria Real Estate Eq. In.      COM      015271109       758      22,100    SH          OTHER       1            22,100
Allstate Corp.                      COM      020002101        16         700    SH          OTHER       2               700
AMB Property Corp.                  COM      00163T109     1,547      67,800    SH          OTHER       1            67,800
American Express Co.                COM      025816109        23         450    SH          OTHER       2               450
American General Corp.              COM      026351106       226       3,700    SH          OTHER       4             3,700
American Home Prods Corp.           COM      026609107       265       4,500    SH          OTHER     2,4             4,500
American Intl. Group Inc.           COM      026874107       223       1,900    SH          OTHER       4             1,900
American Power Conversion Corp      COM      029066107        20         500    SH          OTHER       2               500
Archstone Comntys Trust             COM      039581103       979      46,500    SH          OTHER       1            46,500
AT&T Corp.                          COM      001957109        95       3,000    SH          OTHER       4             3,000
Avalonbay Cmntys Inc.               COM      053484101     2,568      61,500    SH          OTHER       1            61,500
Avery Dennison Corp.                COM      053611109       222       3,300    SH          OTHER       4             3,300
Avon Prods. Inc.                    COM      054303102        31         700    SH          OTHER       2               700
AVX Corp                            COM      002444107        16         700    SH          OTHER       2               700
Bank of America Corporation         COM      060505104       219       5,100    SH          OTHER       4             5,100
Bank of New York Inc.               COM      064057102       219       4,700    SH          OTHER       4             4,700
Bell Atlantic Corp                  COM      077853109       218       4,300    SH          OTHER       4             4,300
Boeing Co.                          COM      097023105        21         500    SH          OTHER       2               500
Boston Properties Inc.              COM      101121101     2,333      60,400    SH          OTHER       1            60,400
Bristol Myers Squibb Co.            COM      110122108        23         400    SH          OTHER       2               400
Burlington Res Inc.                 COM      122014103        17         450    SH          OTHER       2               450
Carramerica Rlty. Corp.             COM      144418100     1,155       4,360    SH          OTHER       1             4,360
Caterpillar Inc.                    COM      149123101        88       2,600    SH          OTHER       4             2,600
Centerpoint Pptys.                  COM      151895109       986      24,200    SH          OTHER       1            24,200
Chase Manhattan Corp.               COM      16161A108        17         375    SH          OTHER       2               375
Chelsea GCA Realty Inc.             COM      163262108     1,120      32,400    SH          OTHER       1            32,400

                                                                                                               Voting Authority
                                                                                                              --------------------
                                 Title of                  Value      Shares/   Sh/ Put/   Invstmt  Other
Name of Issuer                    class        CUSIP      (x$1000)    Prn Amt   Prn Call   Dscretn  Managers  Sole   Shared   None
--------------                   --------      -----      --------    -------   --- ----   -------  --------  ----   ------   ----
Citigroup Inc.                      COM      172967101        30         500    SH          OTHER       2               500
Clorox Co.                          COM      189054109        27         600    SH          OTHER       2               600
Costco Whsl. Corp.                  COM      22160K105       248       7,500    SH          OTHER       4             7,500
Cousins Pptys. Inc.                 COM      222795106       936      24,300    SH          OTHER       1            24,300
CVS Corp.                           COM      126650100        12         300    SH          OTHER       2               300
Delphi Automotive Sys. Corp.        COM      247126105        37       2,537    SH          OTHER       4             2,537
Delta Air Lines Inc.                COM      247361108        86       1,700    SH          OTHER       4             1,700
Duke Weeks Realty Corp              COM      264411505       723      32,300    SH          OTHER       1            32,300
Equity Office Properties            COM      294741103     1,951      70,800    SH          OTHER       1            70,800
Equity Residential Pptys            COM      29476L107       566      12,300    SH          OTHER       1            12,300
Exxon Mobil Corp.                   COM      30231G102       243       3,100    SH          OTHER       4             3,100
Federal Home Ln Mtg Corp.           COM      313400301        16         400    SH          OTHER       2             4,600
Federal Natl. Mtg. Assn.            COM      313586109       214       4,100    SH          OTHER       4             4,100
Fleet Boston Finl Corp.             COM      339030108        14         400    SH          OTHER       2               400
Ford Motor Co.                      COM      345370100        17         400    SH          OTHER       2               400
General Growth Pptys Inc.           COM      370021107     1,178      37,100    SH          OTHER       1            37,100
General Mtrs. Corp.                 COM      370442105       192       3,300    SH          OTHER       4             3,300
Georgia Pacific Corp.               COM      373298108        47       1,800    SH          OTHER       4             1,800
Hershey Foods Corp.                 COM      427866108       112       2,300    SH          OTHER       4             2,300
Home Properties of NY, Inc.         COM      437306103     1,254      41,800    SH          OTHER       1            41,800
Honeywell Inc.                      COM      438516106        17         500    SH          OTHER       2               500
Illinois Tool Works Inc.            COM      452308109       103       1,800    SH          OTHER       4             1,800
Ingersoll Rand Co.                  COM      456866102       165       4,100    SH          OTHER       4             4,100
Intel Corp.                         COM      458140100       254       1,900    SH          OTHER       4             1,900
Intl. Business Machines Corp.       COM      459200101        21         190    SH          OTHER       2               190
Kilroy Realty Corp.                 COM      49427F108     1,019      39,300    SH          OTHER       1            39,300
Kimberly Clark Corp.                COM      494368103       258       4,500    SH          OTHER       4             4,500
Kimco Realty Corp.                  COM      49446R109       800      19,500    SH          OTHER       1            19,500
Kroger Co.                          COM      501044101        29       1,300    SH          OTHER       2             1,300
LaSalle Hotel Pptys                 COM      517942108       440      30,600    SH          OTHER       1            30,600
Manufactured Home Cmty              COM      564682102     1,877      78,400    SH          OTHER       1            78,400
May Dept. Stores Co.                COM      577778103       218       9,100    SH          OTHER       4             9,100
MGIC Investment Corp.               COM      552848103        18         400    SH          OTHER       2               400
National Semiconductor              COM      637640103        17         300    SH          OTHER       2               300
Post Properties Inc.                COM      737464107     1,219      27,700    SH          OTHER       1            27,700
Prologis Trust                      COM      743410102     1,863      87,400    SH          OTHER       1            87,400
PS Business Parks Inc.              COM      69360J107       557      23,200    SH          OTHER       1            23,200
Rockwell                            COM      773903109        16         500    SH          OTHER       2               500
Rohm & Haas Co.                     COM      775371107        21         600    SH          OTHER       2               600
Safeway Inc.                        COM      786514208       167       3,700    SH          OTHER       4             3,700
Seagate Technology Inc.             COM      811804103        17         300    SH          OTHER       2               300
Sears Roebuck & Co.                 COM      812387108        16         500    SH          OTHER       2               500
Shurgard Storage Centers            COM      82567D104       833      37,000    SH          OTHER       1            37,000
Smith Charles Residential           COM      832197107       688      18,100    SH          OTHER       1            18,100
Spieker Properties                  COM      848497103     2,102      45,700    SH          OTHER       1            45,700
Staffmark Inc.                      COM      852389105       167      25,000    SH          OTHER                    25,000
Starwood Hotels & Resorts           COM      85590A203     1,157      35,800    SH          OTHER       1            35,800
Storage USA                         COM      861907103       912      30,900    SH          OTHER       1            30,900
Sun Communities Inc.                COM      866674104       568      17,000    SH          OTHER       1            17,000
Sun Microsystems Inc.               COM      866810104        27         300    SH          OTHER       2               300

                                                                                                               Voting Authority
                                                                                                              --------------------
                                 Title of                  Value      Shares/   Sh/ Put/   Invstmt  Other
Name of Issuer                    class        CUSIP      (x$1000)    Prn Amt   Prn Call   Dscretn  Managers  Sole   Shared   None
--------------                   --------      -----      --------    -------   --- ----   -------  --------  ----   ------   ----
Target Corp.                        COM      87612E106       261       4,500    SH          OTHER       4             4,500
Taubman Centers Inc.                COM      876664103     1,151     104,600    SH          OTHER       1           104,600
Tellabs Inc.                        COM      879664100        21         300    SH          OTHER       2               300
Textron Inc.                        COM      883203101        22         400    SH          OTHER       2               400
The Macerich Company                COM      554382101     1,136      51,500    SH          OTHER       1            51,500
TJX Cos. Inc.                       COM      872540109        15         800    SH          OTHER       2               800
Urban Shopping Centers, Inc.        COM      917060105     1,139      33,800    SH          OTHER       1            33,800
USA Networks Inc.                   COM      902984103        15         700    SH          OTHER       2               700
Vornado Realty Trust                COM      929042109     1,870      53,800    SH          OTHER       1            53,800
Wells Fargo Co.                     COM      949746101       171       4,400    SH          OTHER       4             4,400
Whirlpool Corp.                     COM      963320106       116       2,500    SH          OTHER     2,4             2,500
Xerox Corp.                         COM      984121103        85       4,100    SH          OTHER       4             4,100


REPORT SUMMARY                     93 Data Records        43,287                4 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED